Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Jul. 01, 2011	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Consulting agreement, period	2 years
Percentage of owned majority stockholder		100.00%	100.00%
Obligated to pay rent		$ 2,500	$ 2,500
Rent expense		30,000	30,000
Payments to acquire mobile watermark technology	5,000
Repayments of debt		$ 40,000